segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating revenues
Operating revenues (arising from contracts with customers)	$ 18,292	$ 16,838
Intangible assets	19,178	17,485
Accumulated impairment losses of goodwill	9,169	7,270
Other income	120	420
Operating revenues and other income	18,412	17,258
EBITDA	6,406	6,290
Restructuring and other costs included in EBITDA	240	186
Gain on disposition of financial solutions business		410
CAPEX, excluding spectrum licenses	3,472	3,498
Foreign
Operating revenues
Operating revenues (arising from contracts with customers)	3,100	2,600
Intangible assets	2,700	2,200
Accumulated impairment losses of goodwill	3,000	2,200
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	15,615	14,528
Other income	120	420
Total external revenues	15,735	14,948
Intersegment revenues	17	18
Operating revenues and other income	15,752	14,966
EBITDA	5,697	5,735
Restructuring and other costs included in EBITDA	180	148
Equity (income) loss related to real estate joint venture	(3)	3
Gain on disposition of financial solutions business		(410)
Adjusted EBITDA	5,874	5,476
CAPEX, excluding spectrum licenses	3,337	3,372
Adjusted EBITDA less CAPEX, excluding spectrum licences	2,537	2,104
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	13,279	12,225
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,336	2,303
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	8,723	8,339
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	6,697	6,297
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,026	2,042
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	6,892	6,189
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	6,582	5,928
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	310	261
Digitally-led customer experiences - TELUS International
Operating revenues
Operating revenues (arising from contracts with customers)	2,677	2,310
Total external revenues	2,677	2,310
Intersegment revenues	537	444
Operating revenues and other income	3,214	2,754
EBITDA	709	555
Restructuring and other costs included in EBITDA	60	38
Adjusted EBITDA	769	593
CAPEX, excluding spectrum licenses	135	126
Adjusted EBITDA less CAPEX, excluding spectrum licences	634	467
Digitally-led customer experiences - TELUS International | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,677	2,310
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	18,292	16,838
Other income	120	420
Total external revenues	18,412	17,258
Operating revenues and other income	18,412	17,258
EBITDA	6,406	6,290
Restructuring and other costs included in EBITDA	240	186
Equity (income) loss related to real estate joint venture	(3)	3
Gain on disposition of financial solutions business		(410)
Adjusted EBITDA	6,643	6,069
CAPEX, excluding spectrum licenses	3,472	3,498
Adjusted EBITDA less CAPEX, excluding spectrum licences	3,171	2,571
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	15,956	14,535
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,336	2,303
Eliminations
Operating revenues
Intersegment revenues	(554)	(462)
Operating revenues and other income	$ (554)	$ (462)